Deferred revenues (Tables)	12 Months Ended
Dec. 31, 2017
Deferred revenues
Schedule of deferred revenues

	As of December 31,
Current deferred revenues	2017	2016
On prepaid calling cards – Fixed and Mobile Services	292	261
On construction projects	48	-
On connection fees – fixed services	36	35
On capacity rental	32	41
On mobile customer loyalty programs	95	87
From CONATEL – mobile services Núcleo (Note 18.d)	5	4
Other	7	15

	515	443

Non-current deferred revenues
On capacity rental – Fixed Services	195	252
On connection fees – Fixed services	82	87
On mobile customer loyalty programs	148	106

	425	445

Total deferred revenues	940	888